Loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings for the purposes of basic and diluted loss per share:
Loss attributable to equity shareholders of the Company	$ (190,453,333)	$ (174,009,273)	$ (1,939,689)
Number of shares
Weighted-average number of ordinary shares	76,039,727	14,596,997	13,176,752